Segment Information (Schedule Of Segment Assets, Depreciation And Amortization And Capital Expenditures) (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Digital Entertainment [Member] USD ($)	Mar. 31, 2012 Digital Entertainment [Member] JPY (¥)	Mar. 31, 2011 Digital Entertainment [Member] JPY (¥)	Mar. 31, 2010 Digital Entertainment [Member] JPY (¥)	Mar. 31, 2012 Health & Fitness [Member] USD ($)	Mar. 31, 2012 Health & Fitness [Member] JPY (¥)	Mar. 31, 2011 Health & Fitness [Member] JPY (¥)	Mar. 31, 2010 Health & Fitness [Member] JPY (¥)	Mar. 31, 2012 Gaming & Systems [Member] USD ($)	Mar. 31, 2012 Gaming & Systems [Member] JPY (¥)	Mar. 31, 2011 Gaming & Systems [Member] JPY (¥)	Mar. 31, 2010 Gaming & Systems [Member] JPY (¥)	Mar. 31, 2012 Pachinko & Pachinko Slot Machines [Member] USD ($)	Mar. 31, 2012 Pachinko & Pachinko Slot Machines [Member] JPY (¥)	Mar. 31, 2011 Pachinko & Pachinko Slot Machines [Member] JPY (¥)	Mar. 31, 2010 Pachinko & Pachinko Slot Machines [Member] JPY (¥)	Mar. 31, 2012 Corporate And Eliminations [Member] USD ($)	Mar. 31, 2012 Corporate And Eliminations [Member] JPY (¥)	Mar. 31, 2011 Corporate And Eliminations [Member] JPY (¥)	Mar. 31, 2010 Corporate And Eliminations [Member] JPY (¥)
Segment Information [Line Items]
Assets	$ 3,990,826	¥ 328,006,000	¥ 313,891,000	¥ 298,198,000	$ 1,975,751	¥ 162,387,000	¥ 144,383,000	¥ 133,973,000	$ 1,194,184	¥ 98,150,000	¥ 100,098,000	¥ 107,523,000	$ 225,429	¥ 18,528,000	¥ 16,151,000	¥ 14,049,000	$ 247,317	¥ 20,327,000	¥ 25,005,000	¥ 5,963,000	$ 348,145	¥ 28,614,000	¥ 28,254,000	¥ 36,690,000
Depreciation and amortization	119,212	9,798,000	12,388,000	12,899,000	23,811	1,957,000	3,120,000	2,907,000	52,695	4,331,000	5,243,000	4,894,000	16,413	1,349,000	1,013,000	732,000	3,638	299,000	174,000	138,000	22,655	1,862,000	2,838,000	4,228,000
Capital expenditures	$ 130,064	¥ 10,690,000	¥ 8,265,000	¥ 7,962,000	$ 14,065	¥ 1,156,000	¥ 1,221,000	¥ 1,523,000	$ 22,509	¥ 1,850,000	¥ 2,819,000	¥ 4,803,000	$ 39,202	¥ 3,222,000	¥ 1,705,000	¥ 976,000	$ 6,472	¥ 532,000	¥ 208,000	¥ 100,000	$ 47,816	¥ 3,930,000	¥ 2,312,000	¥ 560,000